Leases - Summary of Right-of-Use Assets within Consolidated Statements of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 211.9	€ 197.9
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	206.5	175.0
Production facilities
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3.0	19.4
Other operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 2.4	€ 3.5